LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MARCH 11, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

1)	The following is added to the end of the section titled “Management – Portfolio managers” in each fund’s Summary Prospectus and Prospectus:

It is anticipated that Thomas Picciochi will step down as a member of the fund’s portfolio management team effective on or about June 30, 2022.

2)	The following is added to the section titled “More on fund management – Portfolio managers” in each fund’s Prospectus:

It is anticipated that Thomas Picciochi will step down as a member of the fund’s portfolio management team effective on or about June 30, 2022.

3)

The following footnote is added to all references to Thomas Picciochi with respect to each fund in the section of each fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers – Portfolio Manager Securities Ownership” :

* It is anticipated that Mr. Picciochi will step down as a member of the fund’s portfolio management team effective on or about June 30, 2022.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Franklin Strategic Real Return Fund	January 28, 2022

LEGG MASON PARTNERS INVESTMENT TRUST

Franklin Multi-Asset Conservative Growth Fund	May 28, 2021
Franklin Multi-Asset Defensive Growth Fund	May 28, 2021
Franklin Multi-Asset Growth Fund	May 28, 2021
Franklin Multi-Asset Moderate Growth Fund	May 28, 2021

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Franklin Multi-Asset Dynamic Multi-Strategy VIT	May 1, 2021
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2021
Franklin Multi-Asset Variable Growth Fund	May 1, 2021
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2021

Please retain this supplement for future reference.

FTXX815264